UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Bonanza Capital, Ltd.

Address:    300 Crescent Court
            Suite 1740
            Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernay Box
Title:  Managing Partner
Phone:  214-987-4962


Signature, Place and Date of Signing:

/s/ Bernay Box                  Dallas, Texas                  May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $141,912
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number        Name

1.      28-XXXXX                    Bonanza Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE


                                                       Bonanza Capital, Ltd.
                                                          March 31, 2005


                              TITLE OF                VALUE     SHS OR     SH/   PUT/  INVESTMNT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETN     MGRS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
4 KIDS ENTMT INC                 COM     350865101    2,211     100,000    SH            SHARED       1      0       100,000    0
ALLIED DEFENSE GROUP INC         COM     019118108    2,258      92,200    SH            SHARED       1      0        92,200    0
AMERICA WEST HLDG CORP           CL B    023657208    1,358     250,000    SH            SHARED       1      0       250,000    0
ANADIGICS INC                    COM     032515108      913     633,800    SH            SHARED       1      0       633,800    0
ARK RESTAURANTS CORP             COM     040712101    2,259      68,700    SH            SHARED       1      0        68,700    0
ATS MED INC                      COM     002083103      980     268,601    SH            SHARED       1      0       268,601    0
AWARE INC MASS                   COM     05453N100    1,635     375,000    SH            SHARED       1      0       375,000    0
AXS-ONE INC                      COM     002458107    1,081     322,581    SH            SHARED       1      0       322,581    0
BALLANTYNE OF OMAHA INC          COM     058516105    2,393     550,000    SH            SHARED       1      0       550,000    0
BEVERLY ENTERPRISES INC        COM NEW   087851309      543      43,900    SH            SHARED       1      0        43,900    0
BON-TON STORES INC               COM     09776J101    1,322      73,100    SH            SHARED       1      0        73,100    0
BROWN SHOE INC NEW               COM     115736100    4,284     125,000    SH            SHARED       1      0       125,000    0
CARDIAC SCIENCE INC            COM NEW   141410209      403     350,000    SH            SHARED       1      0       350,000    0
CASH SYSTEMS INC                 COM     14756B102    1,494     200,000    SH            SHARED       1      0       200,000    0
CHAMPION ENTERPRISES INC         COM     158496109    1,481     157,500    SH            SHARED       1      0       157,500    0
CHANNELL COML CORP               COM     159186105    2,802     372,100    SH            SHARED       1      0       372,100    0
CHECKERS DRIVE-IN RESTAURANT   COM NEW   162809305    2,048     155,000    SH            SHARED       1      0       155,000    0
CRAFTMADE INTL INC               COM     22413E104      486      22,000    SH            SHARED       1      0        22,000    0
COMFORT SYS USA INC              COM     199908104    1,938     250,000    SH            SHARED       1      0       250,000    0
CONSOLIDATED WATER CO INC        ORD     G23773107    1,582      47,500    SH            SHARED       1      0        47,500    0
CONTANGO OIL & GAS COMPANY     COM NEW   21075N204    2,386     285,700    SH            SHARED       1      0       285,700    0
CORAUTUS GENETICS INC          COM NEW   218139202      883     191,568    SH            SHARED       1      0       191,568    0
DECKERS OUTDOOR CORP             COM     243537107    2,627      73,500    SH            SHARED       1      0        73,500    0
DELTA APPAREL INC                COM     247368103      879      29,700    SH            SHARED       1      0        29,700    0
DIGITAL GENERATION SYS INC       COM     253921100    1,290   1,000,000    SH            SHARED       1      0     1,000,000    0
DISCOVERY PARTNERS INTL INC      COM     254675101    1,440     450,000    SH            SHARED       1      0       450,000    0
FONAR CORP                       COM     344437108    1,632   1,200,000    SH            SHARED       1      0     1,200,000    0
FRANKLIN BK CORP DEL             COM     352451108    1,725     100,000    SH            SHARED       1      0       100,000    0
FRIENDLY ICE CREAM CORP NEW      COM     358497105    1,499     184,200    SH            SHARED       1      0       184,200    0
GOTTSCHALKS INC                  COM     383485109      457      44,200    SH            SHARED       1      0        44,200    0
GREY WOLF INC                    COM     397888108      494      75,000    SH            SHARED       1      0        75,000    0
HALOZYME THERAPEUTICS INC        COM     40637H109    2,513   1,532,143    SH            SHARED       1      0     1,532,143    0
HASTINGS ENTMT INC               COM     418365102    2,456     368,200    SH            SHARED       1      0       368,200    0
HOLLYWOOD MEDIA CORP             COM     436233100      420      83,500    SH            SHARED       1      0        83,500    0
INFOCROSSING INC                 COM     45664X109    2,961     186,953    SH            SHARED       1      0       186,953    0
INTEGRATED SILICON SOLUTION      COM     45812P107    2,680     400,000    SH            SHARED       1      0       400,000    0
INTERPHASE CORP                  COM     460593106      519      81,400    SH            SHARED       1      0        81,400    0
INTEVAC INC                      COM     461148108    3,253     344,931    SH            SHARED       1      0       344,931    0
INVESTOOLS INC                   COM     46145P103    4,604     892,200    SH            SHARED       1      0       892,200    0
JUPITERMEDIA CORP                COM     48207D101      388      25,000    SH            SHARED       1      0        25,000    0
KITTY HAWK INC                 COM NEW   498326206    3,220   2,350,000    SH            SHARED       1      0     2,350,000    0
LANOPTICS LTD                    ORD     M6706C103      984     125,000    SH            SHARED       1      0       125,000    0
LIONS GATE ENTMNT CORP         COM NEW   535919203    3,277     296,600    SH            SHARED       1      0       296,600    0
METASOLV INC                     COM     59139P104    1,246     508,700    SH            SHARED       1      0       508,700    0
MFC BANCORP LTD                COM NEW   55271X202    2,496     125,116    SH            SHARED       1      0       125,116    0
MISONIX INC                      COM     604871103      406      67,700    SH            SHARED       1      0        67,700    0
NAPSTER INC                      COM     630797108    1,953     300,000    SH            SHARED       1      0       300,000    0
NEW YORK MTG TR INC              COM     649604105    2,044     200,000    SH            SHARED       1      0       200,000    0
OSCIENT PHARMACEUTICALS CORP     COM     68812R105    1,755     750,000    SH            SHARED       1      0       750,000    0
OUTDOOR CHANNEL HLDGS INC      COM NEW   690027206    4,400     308,750    SH            SHARED       1      0       308,750    0
PARALLEL PETE CORP DEL           COM     699157103      294      40,000    SH            SHARED       1      0        40,000    0
PARLUX FRAGRANCES INC            COM     701645103    5,599     258,600    SH            SHARED       1      0       258,600    0
PEDIATRIC SVCS OF AMERICA        COM     705323103    3,148     255,100    SH            SHARED       1      0       255,100    0
PETROHAWK ENERGY CORP            COM     716495106    2,620     250,000    SH            SHARED       1      0       250,000    0
PHOTOMEDEX INC                   COM     719358103      198      73,530    SH            SHARED       1      0        73,530    0
PIONEER DRILLING CO              COM     723655106    2,754     200,000    SH            SHARED       1      0       200,000    0
RENT WAY INC                     COM     76009U104      410      50,000    SH            SHARED       1      0        50,000    0
RETAIL VENTURES INC              COM     76128Y102      146      16,000    SH            SHARED       1      0        16,000    0
RETRACTABLE TECHNOLOGIES INC     COM     76129W105      192      48,000    SH            SHARED       1      0        48,000    0
RURAL/METRO CORP                 COM     781748108    5,908   1,116,800    SH            SHARED       1      0     1,116,800    0
SANDS REGENT                     COM     800091100    1,321     130,800    SH            SHARED       1      0       130,800    0
SCOTTISH RE GROUP PTD            ORD     G7885T104    1,126      50,000    SH            SHARED       1      0        50,000    0
SEGMENTZ INC                     COM     815801105      561     550,000    SH            SHARED       1      0       550,000    0
SMITH MICRO SOFTWARE INC         COM     832154108    1,345     275,000    SH            SHARED       1      0       275,000    0
STREETTRACKS GOLD TR           GOLD SHS  863307104    2,141      50,000    SH            SHARED       1      0        50,000    0
TAG-IT PAC INC                   COM     873774103    3,004     577,600    SH            SHARED       1      0       577,600    0
TETRA TECHNOLOGIES INC DEL       COM     88162F105    1,041      36,600    SH            SHARED       1      0        36,600    0
TRM CORP                         COM     872636105    2,627     130,000    SH            SHARED       1      0       130,000    0
TUT SYSTEMS                      COM     901103101      294     122,000    SH            SHARED       1      0       122,000    0
TVI CORP NEW                     COM     872916101    1,233     250,000    SH            SHARED       1      0       250,000    0
US DATAWORKS INC                 COM     91729G301      373     574,436    SH            SHARED       1      0       574,436    0
USA MOBILITY INC                 COM     90341G103    4,227     130,459    SH            SHARED       1      0       130,459    0
VAALCO ENERGY INC              COM NEW   91851C201    3,830   1,000,000    SH            SHARED       1      0     1,000,000    0
WILLBROS GROUP INC               COM     969199108    7,169     354,900    SH            SHARED       1      0       354,900    0

                                                    141,912





23214.0001 #568636